Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivative financial instruments
Derivative financial instruments

The notes included in this section focus on assets and liabilities the Barclays Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Group’s approach to managing market risk can be found on page 176.

14 Derivative financial instruments

Accounting for derivatives

Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Barclays Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet.

All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes terms included in a contract or financial liability (the host), which, had it been a standalone contract, would have met the definition of a derivative. If these are separated from the host, i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value through profit or loss, then they are accounted for in the same way as derivatives. For financial assets, the requirements are whether the financial asset contain contractual terms that give rise on specified dates to cash flows that are SPPI, and consequently the requirements for accounting for embedded derivatives are not applicable to financial assets.

Hedge accounting

The Barclays Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The Barclays Group applies hedge accounting to represent, to the maximum possible extent permitted under accounting standards, the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Derivatives are used to hedge interest rate, exchange rate, commodity, and equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Barclays Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.

Fair value hedge accounting

Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.

If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement. For items classified as fair value through other comprehensive income, the hedge accounting adjustment is included in other comprehensive income.

Cash flow hedge accounting

For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.

Hedges of net investments

The Barclays Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Barclays Group’s investment in the operation.

Total derivatives	2018			2017
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)	35,686,673	237,504	(237,236)
Total derivative assets/(liabilities) held for risk management	180,202	154	(65)	231,348	165	(1,109)
Derivative assets/(liabilities)	44,373,955	222,538	(219,643)	35,918,021	237,669	(238,345)

Further information on netting arrangements of derivative financial instruments can be found within Note 18.

Trading derivatives are managed within the Barclays Group’s market risk management policies, which are outlined on page 139.

The Barclays Group’s exposure to credit risk arising from derivative contracts are outlined in the Credit risk section on page 149 to 175.

The fair values and notional amounts of derivative instruments held for trading are set out in the following table:

Derivatives held for trading		2018			2017
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Foreign exchange derivatives
Forward foreign exchange	3,460,364	32,575	(33,051)	3,131,184	26,534	(26,177)
Currency swaps	1,180,559	27,184	(26,031)	1,098,587	23,675	(22,003)
OTC options bought and sold	552,838	4,259	(4,805)	506,156	4,056	(4,665)
OTC derivatives	5,193,761	64,018	(63,887)	4,735,927	54,265	(52,845)
Foreign exchange derivatives cleared by central counterparty	72,526	163	(233)	59,618	607	(585)
Exchange traded futures and options – bought and sold	23,585	7	(7)	24,266	30	(30)
Foreign exchange derivatives	5,289,872	64,188	(64,127)	4,819,811	54,902	(53,460)
Interest rate derivatives
Interest rate swaps	7,333,917	102,613	(96,394)	5,680,977	121,560	(112,187)
Forward-rate agreements	342,883	171	(306)	268,277	87	(88)
OTC options bought and sold	2,292,525	20,922	(22,589)	2,384,453	27,235	(29,635)
OTC derivatives	9,969,325	123,706	(119,289)	8,333,707	148,882	(141,910)
Interest rate derivatives cleared by central counterparty	16,083,853	1,056	(1,016)	13,215,545	3,675	(3,390)
Exchange traded futures and options – bought and sold	11,087,714	356	(323)	7,644,560	362	(358)
Interest rate derivatives	37,140,892	125,118	(120,628)	29,193,812	152,919	(145,658)
Credit derivatives
OTC swaps	386,508	6,575	(5,239)	411,160	7,595	(6,233)
Credit derivatives cleared by central counterparty	372,567	4,180	(4,280)	303,841	4,954	(5,319)
Credit derivatives	759,075	10,755	(9,519)	715,001	12,549	(11,552)
Equity and stock index derivatives
OTC options bought and sold	57,840	4,542	(7,719)	58,456	5,262	(9,591)
Equity swaps and forwards	132,656	5,169	(4,111)	103,283	2,235	(5,478)
OTC derivatives	190,496	9,711	(11,830)	161,739	7,497	(15,069)
Exchange traded futures and options – bought and sold	692,435	11,171	(12,066)	632,662	7,201	(9,050)
Equity and stock index derivatives	882,931	20,882	(23,896)	794,401	14,698	(24,119)
Commodity derivatives
OTC options bought and sold	1,648	26	(34)	4,465	32	(103)
Commodity swaps and forwards	8,108	495	(374)	12,755	662	(753)
OTC derivatives	9,756	521	(408)	17,220	694	(856)
Exchange traded futures and options – bought and sold	111,227	920	(1,000)	146,428	1,742	(1,591)
Commodity derivatives	120,983	1,441	(1,408)	163,648	2,436	(2,447)
Derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)	35,686,673	237,504	(237,236)

Total OTC derivatives held for trading	15,749,846	204,531	(200,653)	13,659,753	218,933	(216,913)
Total derivatives cleared by central counterparty held for trading	16,528,946	5,399	(5,529)	13,579,004	9,236	(9,294)
Total exchange traded derivatives held for trading	11,914,961	12,454	(13,396)	8,447,916	9,335	(11,029)
Derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)	35,686,673	237,504	(237,236)

The fair values and notional amounts of derivative instruments held for risk management are set out in the following table:

Derivatives held for risk management	2018			2017
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives designated as cash flow hedges
Interest rate swaps	1,094	5	(3)	1,482	7	(3)
Interest rate derivatives cleared by central counterparty	77,734	-	-	122,103	-	-
Derivatives designated as cash flow hedges	78,828	5	(3)	123,585	7	(3)
Derivatives designated as fair value hedges
Interest rate swaps	4,459	139	(70)	7,345	117	(1,096)
Forward foreign exchange	6	-	-	-	-	-
Interest rate derivatives cleared by central counterparty	127,220	-	-	97,436	-	-
Derivatives designated as fair value hedges	131,685	139	(70)	104,781	117	(1,096)
Derivatives designated as hedges of net investments
Forward foreign exchange	2,792	13	(61)	2,982	41	(10)
Foreign exchange derivatives cleared by central counterparty	7	-	-	-	-	-
Derivatives designated as hedges of net investments	2,799	13	(61)	2,982	41	(10)
Derivative assets/(liabilities) held for risk management	213,312	157	(134)	231,348	165	(1,109)

Total OTC derivatives held for risk management	8,351	157	(134)	11,809	165	(1,109)
Total derivatives cleared by central counterparty held for risk management	204,954	-	-	219,539	-	-
Derivative assets/(liabilities) held for risk management	213,305	157	(134)	231,348	165	(1,109)

The Barclays Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2018
Forecast receivable cash flows	2,599	685	717	536	346	200	115

2017
Forecast receivable cash flows	2,671	484	584	561	416	305	321

The maximum length of time over which the Barclays Group hedges exposure to the variability in future cash flows for forecast transactions, excluding those forecast transactions related to the payment of variable interest on existing financial instruments is 10 years (2017: 10 years).

Amounts recognised in net interest income
	2018	2017
	£m	£m
(Losses)/gains on the hedged items attributable to the hedged risk	(163)	550
Gains/(losses) on the hedging instruments	164	(460)
Fair value ineffectiveness	1	90
Cash flow hedging ineffectiveness	(5)	(135)
Net investment hedging ineffectiveness	(1)	2

Gains and losses transferred from the cash flow hedging reserve to the income statement included a £332m gain (2017: £632m gain) to interest expense

Hedge accounting

Hedge accounting is applied predominantly for the following risks:

  Interest rate risk – predominantly arises due to a mismatch between fixed interest rates and floating interest rates. Interest rate risk also includes exposure to inflation risk for certain types of investments.
  Currency risk – arises due to assets or liabilities being denominated in different currencies than the functional currency of the relevant entity. At a consolidated level currency risk also arises when the functional currency of subsidiaries are different from the parent.
  Contractually linked Inflation risk – arises from financial instruments within contractually specified inflation risk. The Barclays Group does not hedge inflation risk that arises from other activities.

In order to hedge the risks to which the Barclays Group is exposed, the hedging instruments employed are interest rate swaps, inflation swaps currency swaps, and foreign currency debt to:

(i) Swap fixed interest rate exposures into variable rates.

(ii) Swap variable interest rate exposures into fixed rates.

(iii) Swap inflation exposure into either fixed or variable interest rates.

(iv) Swap foreign currency net investment exposure to local currency.

The hedging instruments share the same risk exposures as the hedged items, being interest rate risk, inflation risk and foreign currency risk. Hedge effectiveness is assessed with reference to the shared risks, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures.

In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity.  In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges.

The ratio between the hedged item and the hedging instruments is typically determined with reference to the sensitivity of the hedged item, on designation to the risk factor, compared to that of the hedging instrument. In many cases the ratio is 100%.

In some hedging relationships, the Barclays Group would designate risk components of hedged items as follows:

(i) Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR component.

(ii) Inflation risk as a contractually specified component of a debt instrument.

(iii) Spot exchange rate risk for foreign currency financial assets or financial liabilities.

(iv) Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument.

Using the benchmark interest rate risk results in other risks such as credit risk and liquidity risk being excluded from the hedge accounting relationship. LIBOR is considered the predominant interest rate risk and therefore the hedged items change in fair value on a fully proportionate basis with reference to this risk.

For disclosures of the extent of risk exposures that the Barclays Group manages refer to the Risk review section.

In respect of many of the Barclays Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy.

The Barclays risk management strategy is to hedge interest rate risk with interest rate derivatives (predominantly interest rate swaps), currency risk with currency derivatives and inflation risk with inflation derivatives. The interest rate risk management strategy is to reduce Barclays’ exposure to interest rate risk to within approved risk limits.

The Barclays Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items (some hedged items are designated by proxy) in order for its financial statements to reflect as closely as possible the economic risk management undertaken. Hedge relationships are analysed and rebalanced on a daily basis. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated; in some cases, a de-designated relationship is replaced with a different hedge accounting relationship.

Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Barclays Group’s strategy is to minimise the volatility of the capital ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of the Barclays Group’s foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments. Hedging relationships are reviewed, and adjusted if necessary, at least once a month.

Sources of ineffectiveness affecting hedge accounting are as follows:

  Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences between the hedged risk and the risk exposure of the hedging instrument.

(ii) Changes in credit risk of the hedging instruments.

(iii) If a hedge accounting relationship becomes overhedged. This might occur in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument.

(iv) In cash flow hedging solution, when a hedge is built using external swaps having non-zero PVs, it creates ineffectiveness.

No other source of ineffectiveness has arisen during the period. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, which takes into account the regression co-efficient, the slope of the regression line, and ensuring that the relevant confidence intervals are complied with. There were no instances of forecast transactions for which hedge accounting had been used in the previous period, but which are no longer expected to occur.

Amount, timing and uncertainty of future cash flows

The following table shows the hedging instruments which are carried on the Barclays Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2018
Fair value	Interest rate risk	106	(41)	-	98,320	135
	Inflation risk	37	(8)	-	3,525	29
Cash flow	Interest rate risk	11	(6)	-	75,389	(380)
Net investment	Foreign exchange risk	-	(10)	(12,325)	15,300	(745)

The following table profiles the expected notional values of current hedging instruments in future years:
	2019	2020	2021	2022	2023	2024 and later
As at 31 December 2018	£m	£m	£m	£m	£m	£m
Fair value hedges of interest rate risk
Notional amount	95,411	86,939	70,335	56,938	51,114	41,510
Fair value hedges of inflation risk
Notional amount	3,107	1,998	1,754	1,331	1,159	986
There are 1,805 interest rate risk fair value hedges with an average fixed rate of 2.79% across the relationships and 44 inflation risk fair value hedges with an average rate of 1% across the relationships.

Hedged items in fair value hedge accounting relationships
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement	Line item in the income statement used to recognise ineffectiveness
	£m	£m	£m	£m	£m
2018
Assets
Loans and advances classified as amortised cost
- Interest rate risk	7,106	(363)	(626)	(568)	37	Net interest income
- Inflation risk	512	312	-	2	(1)	Net interest income
Debt securities classified as fair value through other comprehensive income
- Interest rate risk	30,108	416	(21)	(96)	17	Net interest income
- Inflation risk	2,907	(20)	-	(50)	(18)	Net interest income
Liabilities
Debt securities in issue classified as amortised cost
- Interest rate risk	53,935	(289)	(256)	549	(34)	Net interest income

For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedge reserve for continuing hedges	Balance in foreign currency reserve for continuing hedges	Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement	Line item in the statement of comprehensive income used to recognise ineffectiveness
	£m	£m	£m	£m	£m	£m	£m
2018
Cash flow hedge of interest rate risk
Loans and advances classified as amortised cost	375	(44)	-	(827)	-	334	(5)
Hedge of net investment in foreign operation
USD foreign operations	719	-	1,648	-	-	719	-
EUR foreign operations	-	-	1	-	86	-	-
ZAR foreign operations	-	-	-	-	(1)	-	-
CAD foreign operations	-	-	-	-	1	-	-
CHF foreign operations	4	-	-	-	53	4	-
HKD foreign operations	2	-	-	-	23	2	-
JPY foreign operations	14	-	-	-	77	14	-
MXN foreign operations	21	-	-	-	(14)	21	-
SEK foreign operations	(13)	-	-	-	13	(13)	-
SGD foreign operations	1	-	-	-	78	1	(1)	Net interest income
TWD foreign operations	-	-	-	-	2	-	-
BRL foreign operations	(4)	-	(3)	-	-	(4)	-
CNY foreign operations	-	-	-	-	2	-	-
INR foreign operations	-	-	-	-	7	-	-
	744	-	1,646	-	327	744	(1)

The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2018
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income during the period due to sale or disposal of investment
Description of hedge relationship and hedged risk	£m	£m
Cash flow hedge of interest rate risk
Recycled to interest income	332	-
Hedge of net investment in foreign operation
Recycled to other income	-	(41)

A detailed reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve is as follows:

	Cash flow hedge reserve	Currency translation reserve
	£m	£m
Balance on 1 January 2018	1,161	3,054
Currency translation movements[a]	(10)	793
Hedging gains/(losses) for the year	(334)	-
Amounts reclassified in relation to cash flows affecting profit or loss	(332)	41
Tax	175	-
Balance on 31 December 2018	660	3,888
Notea Currency translation movements include amounts attributable to items which are not in net investment hedges (£49m gain).